Cover Page	Sep. 25, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TCGX Acquisition Corp. II
Entity Central Index Key	0002149916
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	98-1949103
Entity Address, Address Line One	245 Lytton Ave.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	924-9424
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dr. Chen Yu
Entity Address, Address Line One	245 Lytton Ave.
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	924-9424